Income Taxes and Duties - Exploration and Extraction Hydrocarbons Duty Narrative (Details)	12 Months Ended
	Dec. 31, 2024 MXN ($) km² $ / l	Dec. 31, 2023 MXN ($)	Dec. 31, 2021 municipality state
Changes in deferred tax assets and liabilities [line items]
Tax payable for extraction phase | km²	2,271,710
Tax payable for exploration phase | km²	9,086,990
Payments of income tax | $	$ 5,660,511,000	$ 5,211,315,000
Tax payable for non-producing areas | km²	1,741,650
Tax payable for non-producing areas over 60 months | km²	4,164,860
Deferred tax effect of actuarial gains and losses | $	$ 8,207,274,000	585,000
Percentage of general VAT tax rate	16.00%
Percentage VAT tax rate for certain activities with incentives	0.00%
Percent of general VAT credit
Number of states | state			6
Number of municipalities | municipality			43
Percentage income tax rate	30.00%
IEPS Tax on the Sale of Automotive Fuels | Magna Gasoline
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	6.18
IEPS Tax on the Sale of Automotive Fuels | Lower Than 91 Octane Gasoline
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	91
IEPS Tax on the Sale of Automotive Fuels | Premium Gasoline
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	5.21
IEPS Tax on the Sale of Automotive Fuels | Greater Than 91 Octane Gasoline
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	91
IEPS Tax on the Sale of Automotive Fuels | Diesel
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	6.79
IEPS Tax in Favor of States, Municipalities and Territories | Premium Gasoline
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	54.51
IEPS Tax in Favor of States, Municipalities and Territories | Greater Than 91 Octane Gasoline
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	91
IEPS Tax in Favor of States, Municipalities and Territories | Diesel
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	45.24
IEPS Tax in Favor of States, Municipalities and Territories | Less Than 91 Octanes Gasoline
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	91
IEPS Tax in Favor of States, Municipalities and Territories | More Than 91 Octanes Gasoline
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	66.51
IEPS Tax on Fossil Fuels | Diesel
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	19.86
IEPS Tax on Fossil Fuels | Propane
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	9.33
IEPS Tax on Fossil Fuels | Butane
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	12.08
IEPS Tax on Fossil Fuels | Gasoline And Aviation Gasoline
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	16.37
IEPS Tax on Fossil Fuels | Jet Fuel And Other Kerosene
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	19.55
IEPS Tax on Fossil Fuels | Fuel Oil
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	21.20
IEPS Tax on Fossil Fuels | Petroleum Coke
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	24.60
IEPS Tax on Fossil Fuels | Coal Coke
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	57.67
IEPS Tax on Fossil Fuels | Mineral Carbon
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	43.43
IEPS Tax on Fossil Fuels | Carbon From Other Fossil Fuels
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	62.78
Accumulated effect of actuarial gains and losses
Changes in deferred tax assets and liabilities [line items]
Deferred income tax | $	$ 0	(3,410,401,000)
Tax regime applicable to assignments
Changes in deferred tax assets and liabilities [line items]
Tax payable for extraction phase | km²	9,086,990
Tax payable for exploration phase | km²	2,271,710
Payments of income tax | $	$ 226,854,000	242,070,000
Tax payable for non-producing areas | km²	1,741,650
Tax regime applicable to contracts
Changes in deferred tax assets and liabilities [line items]
Fee increases, period	60 months
Deferred Tax Assets
Changes in deferred tax assets and liabilities [line items]
Deferred income tax | $		$ 685,844,188,000